Financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Company policy, required maximum level of hedging of commodity price risk exposure as percentage of electricity needs (as a percent)	90.00%
Financial Instruments:
Unrealized gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 12	$ 92	$ 20
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	8
Longest maturity of a derivative classified as a cash flow hedge		74 months
Gains (losses) recognized in OCI on derivatives (effective portion)	(27)	112	123
Gains (losses) reclassified from OCI into income (effective portion)	88	29	(143)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	3	6
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	61	19	(105)
Gains (losses) recognized in income on derivatives designated as fair value hedges	24	(12)	44
Gains (losses) recognized in income on hedged item	(24)	12	(44)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	68	511	113
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period (in months)	12
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period (in months)	18
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	38,414	20,977	22,002
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	5,068	3,050	2,193
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	18	36	24
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	13,325	9,525
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	125
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	1,981,646
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	326,960	363,340	367,748
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	113,397	121,979	154,632
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	16,503	16,971	14,446
Gains (losses) recognized in OCI on derivatives (effective portion)	11	107	84
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	113	36	(91)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	2	4
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(93)	436	389
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(9)	(4)	4
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(25)	(263)	(264)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	265	563	70
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	3,439	2,891	3,951
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(31)	(279)	(234)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	11	17	51
Interest rate contracts
Financial Instruments:
Notional amount of derivative	5,535	2,357	2,860
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	24	(12)	41
Gains (losses) recognized in income on hedged item	24	12	(41)
Gains (losses) recognized in income, derivatives not designated in hedge relationships			2
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(17)	9	31
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	2	8	(40)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	1	2
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(59)	38	96
Commodity contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(21)	(4)	8
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(18)	(11)	(16)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	(1)	1
Cross-currency swaps | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	0		3
Gains (losses) recognized in income on hedged item	0		(3)
Gains (losses) recognized in income, derivatives not designated in hedge relationships			2
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares	61,000,000	58,000,000	64,000,000
Total fair value of cash settled call options on ABB Ltd shares	$ 21	$ 45	$ 64